COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) $ in Billions	Sep. 18, 2024 CAD ($)	Jul. 08, 2022 application
Disclosure of contingent liabilities [line items]
Number of applications filed		4
Number of applications withdrawn		1
Number of applications suspended		2
BCE Inc. | Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of contingent liabilities [line items]
Expected percentage of ownership stake acquired (as a percent)	37.50%
Percentage of ownership stake acquired, expected purchase price | $	$ 4.7